VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.4%
Aerospace & Defense—0.7%
Axon Enterprise, Inc.(1)	69,000	$ 7,987
Automobiles—4.3%
Rivian Automotive, Inc. Class A (1)	211,000	6,944
Tesla, Inc.(1)	161,000	42,705
		49,649

Banks—0.5%
Silvergate Capital Corp. Class A(1)	76,600	5,772
Communications Equipment—0.4%
Arista Networks, Inc.(1)	40,000	4,516
Electronic Equipment, Instruments & Components—2.5%
Amphenol Corp. Class A	241,000	16,137
CDW Corp.	85,000	13,267
		29,404

Healthcare Technology—0.5%
Veeva Systems, Inc. Class A(1)	34,000	5,606
Hotels, Restaurants & Leisure—1.1%
Airbnb, Inc. Class A(1)	67,000	7,038
Booking Holdings, Inc.(1)	3,500	5,751
		12,789

Interactive Media & Services—9.6%
Alphabet, Inc. Class C(1)	935,000	89,900
Bumble, Inc. Class A(1)	213,800	4,595
Meta Platforms, Inc. Class A(1)	125,000	16,960
		111,455

Internet & Direct Marketing Retail—10.0%
Amazon.com, Inc.(1)	830,000	93,790
Global-e Online Ltd.(1)	280,800	7,514
MercadoLibre, Inc.(1)	17,000	14,072
Xometry, Inc. Class A(1)	15,000	852
		116,228

IT Services—11.1%
Automatic Data Processing, Inc.	25,000	5,655
Block, Inc. Class A(1)	150,000	8,248
	Shares	Value

IT Services—continued
Fidelity National Information Services, Inc.	75,000	$ 5,668
Fiserv, Inc.(1)	60,000	5,614
Mastercard, Inc. Class A	90,000	25,591
MongoDB, Inc. Class A(1)	100,000	19,856
Shopify, Inc. Class A(1)	550,000	14,817
Snowflake, Inc. Class A(1)	91,000	15,466
Visa, Inc. Class A	158,000	28,069
		128,984

Road & Rail—1.4%
Uber Technologies, Inc.(1)	640,000	16,960
Semiconductors & Semiconductor Equipment—14.1%
Advanced Micro Devices, Inc.(1)	60,000	3,802
Applied Materials, Inc.	70,000	5,735
ASML Holding N.V. Registered Shares	7,000	2,907
Enphase Energy, Inc.(1)	60,000	16,648
First Solar, Inc.(1)	65,000	8,597
KLA Corp.	20,000	6,053
Micron Technology, Inc.	250,000	12,525
Monolithic Power Systems, Inc.	36,100	13,119
NVIDIA Corp.	240,000	29,134
NXP Semiconductors N.V.	91,000	13,423
ON Semiconductor Corp.(1)	654,000	40,764
QUALCOMM, Inc.	97,000	10,959
		163,666

Software—33.5%
Aspen Technology, Inc.(1)	120,000	28,584
Bill.com Holdings, Inc.(1)	86,000	11,384
Cadence Design Systems, Inc.(1)	20,000	3,269
Crowdstrike Holdings, Inc. Class A(1)	223,400	36,818
DoubleVerify Holdings, Inc.(1)	268,000	7,330
Fortinet, Inc.(1)	360,000	17,687
Gitlab, Inc. Class A (1)	75,000	3,841
Intuit, Inc.	25,000	9,683
Microsoft Corp.	420,000	97,818
Oracle Corp.	220,000	13,435
	Shares	Value

Software—continued
Palo Alto Networks, Inc.(1)	240,000	$ 39,309
Paycom Software, Inc.(1)	37,000	12,210
Paylocity Holding Corp.(1)	41,000	9,905
Salesforce, Inc.(1)	58,000	8,343
ServiceNow, Inc.(1)	60,000	22,657
Sprout Social, Inc. Class A(1)	135,000	8,192
Trade Desk, Inc. (The) Class A(1)	562,000	33,579
Unity Software, Inc.(1)	125,000	3,982
Zscaler, Inc.(1)	135,000	22,190
		390,216

Technology Hardware, Storage & Peripherals—7.7%
Apple, Inc.	650,000	89,830
Total Common Stocks (Identified Cost $995,915)		1,133,062

Total Long-Term Investments—97.4% (Identified Cost $995,915)		1,133,062

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(2)	23,088,335	23,088
Total Short-Term Investment (Identified Cost $23,089)		23,088

TOTAL INVESTMENTS—99.4% (Identified Cost $1,019,004)		$1,156,150
Other assets and liabilities, net—0.6%		6,743
NET ASSETS—100.0%		$1,162,893

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,133,062	$1,133,062
Money Market Mutual Fund	23,088	23,088
Total Investments	$1,156,150	$1,156,150
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the  Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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